Restricted Stock	12 Months Ended
Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Restricted Stock

NOTE 11 – RESTRICTED STOCK

The Company has granted restricted stock to employees under an approved employee equity incentive plan and to Directors under a director compensation plan. The 2013 Equity Incentive Plan dated June 7, 2013 (the “Plan”) allows up to 1,500,000 shares to be issued and granted to employees, non-employee directors, and consultants and automatically increases on January 1 of each year by three percent of the outstanding shares of common stock as of December 31 of the immediately preceding year. Employee awards granted in 2013 vest monthly over 36 months provided the recipient remains an employee or consultant of the Company. Awards granted in 2014 vest either immediately, monthly over a three year period, or monthly over a five year period. The Non-Employee Director Compensation Plan allows shares of restricted common stock to be granted to board members and is included under the Plan. The 2013 board member awards vest one-third of the shares on the date of grant, one-third on January 1 of the year following the date of grant, and one-third on January 1 of the second year following the date of grant, provided the recipient remains a member of the board as of the vesting date. The 2014 awards vested immediately in March of 2014.

As of December 31, 2014, the Company had granted 921,300 shares to employees and 360,000 shares to Directors under the Plan.

The following table sets forth a summary of restricted stock:

Total Restricted Stock	Number of Restricted Shares	Weighted-average Grant Date Fair Value
Granted and not vested, January 1, 2013	-	$-
Granted	375,000	0.60
Vested	(79,992)	0.60
Forfeited or rescinded	(75,000)	0.60
Granted and not vested, December 31, 2013	220,008	$0.60
Granted	981,300	1.25
Vested	(548,491)	1.20
Forfeited or rescinded	-	-
Granted and not vested, December 31, 2014	652,817	$1.08

Total unrecognized compensation expense related to the outstanding restricted stock as of December 31, 2014 and 2013 were $702,007 and $132,005, respectively, which are expected to be recognized over a weighted average period of 16 months. The Company recognized $656,623 and $47,995 of stock-based compensation expense for the years ended December 31, 2014 and 2013, respectively, that is included in salary and compensation in the consolidated statements of operations. The Company used 0% for both the discount factor and forfeiture rate for determining the fair value of restricted stock. The Company has limited history to determine forfeiture trends and the Company considers the discount rate to be immaterial.

2013 Equity Incentive Plan Restricted Stock	Number of Restricted Shares
Authorized but not granted or issued, January 1, 2013	1,500,000
Granted	(375,000)
Forfeited or rescinded	75,000
Authorized but not granted or issued, December 31, 2013	1,200,000
Authorized increase in Plan shares	472,867
Granted	(981,300)
Authorized but not granted or issued, December 31, 2014	691,567